Commitments and Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 412	$ 549
2014	563	563
2015	557	557
2016	476	476
Total future minimum lease payments	$ 2,008	$ 2,145